CONSOLIDATED STATEMENTS OF (LOSS)/INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Revenues	¥ 1,529,447	$ 219,691	¥ 1,271,888	¥ 969,275
Cost of revenues	(694,693)	(99,786)	(576,530)	(452,220)
Gross profit	834,754	119,905	695,358	517,055
Operating expenses:
Selling and marketing	(307,339)	(44,146)	(245,662)	(177,993)
General and administrative	(304,626)	(43,757)	(242,084)	(339,690)
Total operating expenses	(611,965)	(87,903)	(487,746)	(517,683)
Operating (loss)/income	222,789	32,002	207,612	(628)
Interest income	17,952	2,579	26,376	19,559
Interest expense	(34,093)	(4,897)	(33,803)	(26,589)
Foreign currency exchange gain/(loss)	(1,506)	(216)	(1,383)	388
Other income, net	10,115	1,452	15,397	6,594
(Loss)/income before income tax expense	215,257	30,920	214,199	(676)
Income tax expense	(70,697)	(10,155)	(71,763)	(52,924)
Net (loss)/ income	144,560	20,765	142,436	(53,600)
Add: Net loss attributable to non-controlling interests	3,540	508	522	5,626
Net (loss)/income attributable to RISE Education Cayman Ltd	¥ 148,100	$ 21,273	¥ 142,958	¥ (47,974)
Net (loss)/income per share:
Basic | (per share)	¥ 1.29	$ 0.19	¥ 1.26	¥ (0.47)
Diluted | (per share)	1.27	0.18	1.23	(0.47)
Net (loss)/income per ADS (1 ADS equals 2 ordinary shares):
Basic | (per share)	2.58	0.37	2.51	(0.94)
Diluted | (per share)	¥ 2.55	$ 0.37	¥ 2.47	¥ (0.94)
Shares used in net (loss)/income per share computation
Basic	114,905,223	114,905,223	113,812,182	101,890,411
Diluted	116,181,610	116,181,610	115,881,867	101,890,411